Net Income (Loss) Per Share (Details 2) (Shares issuable upon the assumed exercise of options or vesting of restricted shares) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares issuable upon the assumed exercise of options or vesting of restricted shares
Net Income (loss) Per Share
Securities not included in the computation of diluted earnings per share as their effects would have been anti-dilutive (in shares)	142,788	0	0